UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greeway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Kelly
Title:     Chief Financial Officer
Phone:     713.285.2900

Signature, Place, and Date of Signing:

     Kevin Kelly     Houston, Texas     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $65,603 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2603    41500 SH       SOLE                    41500
BERRY PETE CO                  CL A             085789105      924    34498 SH       SOLE                    34498
CABOT OIL & GAS CORP           COM              127097103     2077    58100 SH       SOLE                    58100
CARBO CERAMICS INC             COM              140781105     3184    61770 SH       SOLE                    61770
CORE LABORATORIES N V          COM              N22717107      928     9000 SH       SOLE                     9000
DEVON ENERGY CORP NEW          COM              25179M103     3376    50139 SH       SOLE                    50139
ENCORE ACQUISITION CO          COM              29255W100     1147    30673 SH       SOLE                    30673
EXCO RESOURCES INC             COM              269279402     3078   164670 SH       SOLE                   164670
FOREST OIL CORP                COM PAR $0.01    346091705     5905   301757 SH       SOLE                   301757
GOODRICH PETE CORP             COM NEW          382410405     1005    38956 SH       SOLE                    38956
HALLIBURTON CO                 COM              406216101     2293    84546 SH       SOLE                    84546
KEY ENERGY SVCS INC            COM              492914106     3116   358170 SH       SOLE                   358170
NATIONAL OILWELL VARCO INC     COM              637071101      483    11200 SH       SOLE                    11200
NEWFIELD EXPL CO               COM              651290108     3441    80849 SH       SOLE                    80849
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1329    35000 SH       SOLE                    35000
NOBLE ENERGY INC               COM              655044105     2902    44000 SH       SOLE                    44000
NORTHERN OIL & GAS INC NEV     COM              665531109     3898   464015 SH       SOLE                   464015
OCEANEERING INTL INC           COM              675232102      908    16000 SH       SOLE                    16000
OIL STS INTL INC               COM              678026105      380    10820 SH       SOLE                    10820
PETROHAWK ENERGY CORP          COM              716495106     2605   107581 SH       SOLE                   107581
PLAINS EXPL& PRODTN CO         COM              726505100     1416    51180 SH       SOLE                    51180
PRECISION DRILLING TR          TR UNIT          740215108     1493   225235 SH       SOLE                   225235
QUESTAR CORP                   COM              748356102     2152    57300 SH       SOLE                    57300
ROYALE ENERGY INC              COM NEW          78074G200       39    18001 SH       SOLE                    18001
SANDRIDGE ENERGY INC           COM              80007P307     1017    78500 SH       SOLE                    78500
SOUTHWESTERN ENERGY CO         COM              845467109      854    20000 SH       SOLE                    20000
SUPERIOR ENERGY SVCS INC       COM              868157108     2112    93800 SH       SOLE                    93800
SUPERIOR WELL SVCS INC         COM              86837X105      391    40400 SH       SOLE                    40400
TETON ENERGY CORP              COM              881628101       37    91668 SH       SOLE                    91668
TRANSOCEAN LTD                 REG SHS          H8817H100     3093    36159 SH       SOLE                    36159
WEATHERFORD INTERNATIONAL LT   REG              H27013103     1088    52500 SH       SOLE                    52500
WILLBROS GROUP INC DEL         COM              969203108     1936   127123 SH       SOLE                   127123
XTO ENERGY INC                 COM              98385X106     4393   106319 SH       SOLE                   106319